Vessels, net/ Advances for vessel acquisitions, Vessel Acquisitions/Disposal and Other Capital Expenditures (Details)		3 Months Ended	12 Months Ended
		Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) Vessel t	Dec. 31, 2021 USD ($) Vessel	Dec. 31, 2020 USD ($)	May 09, 2022 USD ($)
Vessel Acquisitions [Abstract]
DWT | t			2,500,000
Gain on sale of vessel			$ 3,222,631	$ 0	$ 0
Number of vessels first priority mortgaged as collateral to loan facilities | Vessel			20
Number of vessels | Vessel			30
Aggregate carrying value			$ 435,894,644	$ 393,965,929
22.5 Million Term Loan Facility [Member]
Vessel Acquisitions [Abstract]
Face amount			$ 22,500,000
Dry Bulk Carriers [Member]
Vessel Acquisitions [Abstract]
Number of vessels to be acquired | Vessel				14
Tanker Vessels [Member]
Vessel Acquisitions [Abstract]
Number of vessels to be acquired | Vessel				9
2021 Vessel Acquisitions [Member]
Vessel Acquisitions [Abstract]
Number of vessels acquired | Vessel				22
Purchase price				$ 363,600,000
M/V Magic Venus [Member]
Vessel Acquisitions [Abstract]
Vessel name			M/V Magic Venus
Vessel type			Kamsarmax
DWT | t			83,416
Year built			2010
Country of construction			Japan
Purchase price				15,850,000
Delivery date			Mar. 02, 2021
M/T Wonder Polaris [Member]
Vessel Acquisitions [Abstract]
Vessel name			M/T Wonder Polaris
Vessel type			Aframax LR2
DWT | t	[1]		115,351
Year built	[1]		2005
Country of construction			S. Korea
Purchase price				13,600,000
Delivery date			Mar. 11, 2021
M/V Magic Orion [Member]
Vessel Acquisitions [Abstract]
Vessel name			M/V Magic Orion
Vessel type			Capesize
DWT | t			180,200
Year built			2006
Country of construction			Japan
Purchase price				17,500,000
Delivery date			Mar. 17, 2021
M/V Magic Argo [Member]
Vessel Acquisitions [Abstract]
Vessel name			M/V Magic Argo
Vessel type			Kamsarmax
DWT | t			82,338
Year built			2009
Country of construction			Japan
Purchase price				14,500,000
Delivery date			Mar. 18, 2021
M/T Wonder Sirius [Member]
Vessel Acquisitions [Abstract]
Vessel name			M/T Wonder Sirius
Vessel type			Aframax LR2
DWT | t	[1]		115,341
Year built	[1]		2005
Country of construction			S. Korea
Purchase price				13,600,000
Delivery date			Mar. 22, 2021
M/V Magic Twilight [Member]
Vessel Acquisitions [Abstract]
Vessel name			M/V Magic Twilight
Vessel type			Kamsarmax
DWT | t			80,283
Year built			2010
Country of construction			S. Korea
Purchase price				14,800,000
Delivery date			Apr. 09, 2021
M/V Magic Thunder [Member]
Vessel Acquisitions [Abstract]
Vessel name			M/V Magic Thunder
Vessel type			Kamsarmax
DWT | t			83,375
Year built			2011
Country of construction			Japan
Purchase price				16,850,000
Delivery date			Apr. 13, 2021
M/V Magic Vela [Member]
Vessel Acquisitions [Abstract]
Vessel name			M/V Magic Vela
Vessel type			Panamax
DWT | t			75,003
Year built			2011
Country of construction			China
Purchase price				14,500,000
Delivery date			May 12, 2021
M/V Magic Nebula [Member]
Vessel Acquisitions [Abstract]
Vessel name			M/V Magic Nebula
Vessel type			Kamsarmax
DWT | t			80,281
Year built			2010
Country of construction			S. Korea
Purchase price				15,450,000
Delivery date			May 20, 2021
M/T Wonder Vega [Member]
Vessel Acquisitions [Abstract]
Vessel name			M/T Wonder Vega
Vessel type			Aframax
DWT | t	[1]		106,062
Year built	[1]		2005
Country of construction			S. Korea
Purchase price				14,800,000
Delivery date			May 21, 2021
M/V Magic Starlight [Member]
Vessel Acquisitions [Abstract]
Vessel name			M/V Magic Starlight
Vessel type			Kamsarmax
DWT | t			81,048
Year built			2015
Country of construction			China
Purchase price				23,500,000
Delivery date			May 23, 2021
M/T Wonder Avior [Member]
Vessel Acquisitions [Abstract]
Vessel name			M/T Wonder Avior
Vessel type			Aframax LR2
DWT | t	[1]		106,162
Year built	[1]		2004
Country of construction			S. Korea
Purchase price				12,000,000
Delivery date			May 27, 2021
M/T Wonder Arcturus [Member]
Vessel Acquisitions [Abstract]
Vessel name			M/T Wonder Arcturus
Vessel type			Aframax LR2
DWT | t			106,149
Year built			2002
Country of construction			S. Korea
Purchase price				10,000,000
Delivery date			May 31, 2021
Sale price						$ 13,150,000
Gain on sale of vessel		$ 3,200,000
M/T Wonder Mimosa [Member]
Vessel Acquisitions [Abstract]
Vessel name			M/T Wonder Mimosa
Vessel type			Handysize
DWT | t	[1]		36,718
Year built	[1]		2006
Country of construction			S. Korea
Purchase price				7,250,000
Delivery date			May 31, 2021
M/V Magic Eclipse [Member]
Vessel Acquisitions [Abstract]
Vessel name			M/V Magic Eclipse
Vessel type			Panamax
DWT | t			74,940
Year built			2011
Country of construction			Japan
Purchase price				18,480,000
Delivery date			Jun. 07, 2021
M/T Wonder Musica [Member]
Vessel Acquisitions [Abstract]
Vessel name			M/T Wonder Musica
Vessel type			Aframax LR2
DWT | t	[1]		106,290
Year built	[1]		2004
Country of construction			S. Korea
Purchase price				12,000,000
Delivery date			Jun. 15, 2021
M/T Wonder Formosa [Member]
Vessel Acquisitions [Abstract]
Vessel name			M/T Wonder Formosa
Vessel type			Handysize
DWT | t	[1]		36,660
Year built	[1]		2006
Country of construction			S. Korea
Purchase price				8,000,000
Delivery date			Jun. 22, 2021
M/V Magic Pluto [Member]
Vessel Acquisitions [Abstract]
Vessel name			M/V Magic Pluto
Vessel type			Panamax
DWT | t			74,940
Year built			2013
Country of construction			Japan
Purchase price				19,060,000.00
Delivery date			Aug. 06, 2021
M/V Magic Perseus [Member]
Vessel Acquisitions [Abstract]
Vessel name			M/V Magic Perseus
Vessel type			Kamsarmax
DWT | t			82,158
Year built			2013
Country of construction			Japan
Purchase price				21,000,000
Delivery date			Aug. 09, 2021
M/V Magic Mars [Member]
Vessel Acquisitions [Abstract]
Vessel name			M/V Magic Mars
Vessel type			Panamax
DWT | t			76,822
Year built			2014
Country of construction			S. Korea
Purchase price				20,400,000
Delivery date			Sep. 20, 2021
M/V Magic Phoenix [Member]
Vessel Acquisitions [Abstract]
Vessel name			M/V Magic Phoenix
Vessel type			Panamax
DWT | t			76,636
Year built			2008
Country of construction			Japan
Purchase price				18,750,000
Delivery date			Oct. 26, 2021
M/T Wonder Bellatrix [Member]
Vessel Acquisitions [Abstract]
Vessel name			M/T Wonder Bellatrix
Vessel type			Aframax LR2
DWT | t	[1]		115,341
Year built	[1]		2006
Country of construction			S. Korea
Purchase price				18,150,000
Delivery date			Dec. 23, 2021
2022 Vessel Acquisitions [Member]
Vessel Acquisitions [Abstract]
Number of vessels acquired | Vessel			2
Purchase price			$ 50,750,000
M/V Magic Callisto [Member]
Vessel Acquisitions [Abstract]
Vessel name			M/V Magic Callisto
Vessel type			Panamax
DWT | t			74,930
Year built			2012
Country of construction			Japan
Purchase price			$ 23,550,000
Delivery date			Jan. 04, 2022
M/V Ariana A [Member]
Vessel Acquisitions [Abstract]
Vessel name			M/V Ariana A
Vessel type			Containership
DWT | t			38,117
Year built			2005
Country of construction			Germany
Purchase price			$ 25,000,000
Delivery date			Nov. 23, 2022
M/V Gabriela A [Member]
Vessel Acquisitions [Abstract]
Vessel name			M/V Gabriela A
Vessel type			Containership
DWT | t			38,121
Year built			2005
Country of construction			Germany
Purchase price			$ 25,750,000
Delivery date			Nov. 30, 2022
BWTS Installations [Member]
Vessel Acquisitions [Abstract]
Purchase price			$ 3,000,000	$ 1,800,000
Vessels Mortgaged as Collateral [Member]
Vessel Acquisitions [Abstract]
Aggregate carrying value			$ 301,500,000

[1]	Contributed to Toro on the Distribution Date in connection with the Spin-Off (Note 18).